Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	$ 87,860	$ 85,183
Principal balance (gross) - Current portion	8,160	7,787
Less current portion of unamortized deferred financing costs	(193)	(226)
Current portion of long-term debt, net of unamortized deferred financing costs	7,967	7,561
Principal balance (gross) - Non-current portion	79,700	77,396
Less non-current portion of unamortized deferred financing costs	(421)	(433)
Long-term debt, net of current portion and unamortized deferred financing costs	79,279	76,963
Principal balance (gross)	87,860	85,183
Less unamortized deferred financing costs (current and non-current)	(614)	(659)
Long-term debt, net of deferred financing costs (as presented in the Consolidated Balance Sheets)	87,246	84,524
Pyxis Theta Vessel [Member] | Seventhone Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	14,750	10,150
Pyxis Karteria Vessel [Member] | Tenthone Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	11,600	12,800
Pyxis Lamda Vessel [Member] | Eleventhone Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	18,600	15,663
Konkar Ormi [Member] | Dryone Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	15,900	17,100
Konkar Asteri [Member] | Drytwo Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	12,400	13,600
Konkar Venture [Member] | Drythree Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	$ 14,610	$ 15,870